Current Assets - Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Cash And Cash Equivalents Text Block [Abstract]
Schedule of current assets - cash and cash equivalents
	Consolidated		Consolidated
	2022	2021	2022
	AUD$	AUD$	$
Cash and cash equivalents	18,917,416	3,947,156	12,851,506
Restricted cash	59,126	49,144	40,166
Cash at bank	18,976,542	3,996,300	12,891,672